Equity	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Equity
Equity
Common Stock
A summary of the changes in our common shares issued for the years ended December 31, 2018, 2017 and 2016 is detailed below:

	Years Ended December 31,
	2018	2017	2016
	(in thousands)
Shares issued as of January 1	908,733	896,279	664,796
Restricted stock issuances (net of forfeitures and cancellations)	4,983	2,488	1,945
Exchange/conversion of preferred stock	—	9,966	120,186
Exchange of convertible notes	—	—	55,428
Exchange of senior notes	—	—	53,924
Shares issued as of December 31	913,716	908,733	896,279
Preferred Stock
Following is a summary of our preferred stock, including the primary conversion terms as of December 31, 2018:

Preferred Stock Series	Issue Date	Liquidation Preference per Share	Holder's Conversion Right	Conversion Rate	Conversion Price	Company's Conversion Right From	Company's Market Conversion Trigger(a)
5.75% cumulative convertible non-voting	May and June 2010	$1,000	Any time	39.6858	$25.1979	May 17, 2015	$32.7573

5.75% (series A) cumulative convertible non-voting	May 2010	$1,000	Any time	38.3508	$26.0751	May 17, 2015	$33.8976

4.50% cumulative convertible	September 2005	$100	Any time	2.4561	$40.7152	September 15, 2010	$52.9298

5.00% cumulative convertible (series 2005B)	November 2005	$100	Any time	2.7745	$36.0431	November 15, 2010	$46.8560
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(a)
Convertible at the Company's option if the trading price of the Company's common stock equals or exceeds the trigger price for a specified time period or after the applicable conversion date if there are less than 250,000 shares of 4.50% or 5.00% (Series 2005B) preferred stock outstanding or 25,000 shares of 5.75% or 5.75% (Series A) preferred stock outstanding.

Outstanding shares of our preferred stock for the years ended December 31, 2018, 2017 and 2016 are detailed below:

	5.75%	5.75% (Series A)	4.50%	5.00% (Series 2005B)
	(in thousands)
Shares outstanding as of January 1, 2018 and December 31, 2018	770	463	2,559	1,811

Shares outstanding as of January 1, 2017	843	476	2,559	1,962
Preferred stock conversions/exchanges(a)	(73)	(13)	—	(151)
Shares outstanding as of December 31, 2017	770	463	2,559	1,811

Shares outstanding as of January 1, 2016	1,497	1,100	2,559	2,096
Preferred stock conversions/exchanges(b)	(654)	(624)	—	(134)
Shares outstanding as of December 31, 2016	843	476	2,559	1,962

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(a)
During 2017, holders of our 5.75% Cumulative Convertible Preferred Stock exchanged 72,600 shares into 7,442,156 shares of common stock, holders of our 5.75% (Series A) Cumulative Convertible Preferred Stock exchanged 12,500 shares into 1,205,923 shares of common stock and holders of our 5.00% (Series 2005B) Cumulative Convertible Preferred Stock exchanged 150,948 shares into 1,317,756 shares of common stock. In connection with the exchanges, we recognized a loss equal to the excess of the fair value of all common stock issued in exchange for the preferred stock over the fair value of the common stock issuable pursuant to the original terms of the preferred stock. The loss of $41 million is reflected as a reduction to net income available to common stockholders for the purpose of calculating earnings per common share.

(b)
During 2016, holders of our 5.75% Cumulative Convertible Preferred Stock converted 653,872 shares into 59,141,429 shares of common stock, holders of our 5.75% (Series A) Cumulative Convertible Preferred Stock converted 624,137 shares into 60,032,734 shares of common stock and holders of our 5.00% (Series 2005B) Cumulative Convertible Preferred Stock exchanged or converted 134,000 shares into 1,012,032 shares of common stock. In connection with the exchanges noted above, we recognized a loss equal to the excess of the fair value of all common stock issued in exchange for the preferred stock over the fair value of the common stock issuable pursuant to the original terms of the preferred stock. The loss of $428 million is reflected as a reduction to net income available to common stockholders for the purpose of calculating earnings per common share.

Dividends
Dividends declared on our preferred stock are reflected as adjustments to retained earnings to the extent a surplus of retained earnings exists after giving effect to the dividends. To the extent retained earnings are insufficient to fund the distributions, payments are reflected in our financial statements as a return of contributed capital rather than earnings and are accounted for as a reduction to paid-in capital.
Dividends on our outstanding preferred stock are payable quarterly. We may pay dividends on our 5.00% Cumulative Convertible Preferred Stock (Series 2005B) and our 4.50% Cumulative Convertible Preferred Stock in cash, common stock or a combination thereof, at our option. Dividends on both series of our 5.75% Cumulative Convertible Non-Voting Preferred Stock are payable only in cash.
In January 2016, we suspended dividend payments on our convertible preferred stock to provide additional liquidity in the depressed commodity price environment. In the first quarter of 2017, we reinstated the payment of dividends on each series of our outstanding convertible preferred stock and paid our dividends in arrears.
Accumulated Other Comprehensive Income (Loss)
For the years ended December 31, 2018 and 2017, changes in accumulated other comprehensive income (loss) for cash flow hedges, net of tax, are detailed below:

	Years Ended December 31,
	2018	2017
	($ in millions)
Balance, as of January 1	$(57)	$(96)
Other comprehensive income before reclassifications	—	5
Amounts reclassified from accumulated other comprehensive income(a)	34	34
Net other comprehensive income	34	39
Balance, as of December 31	$(23)	$(57)

(a)
Net losses on cash flow hedges for commodity contracts reclassified from accumulated other comprehensive income (loss), net of tax, to oil, natural gas and NGL revenues in the consolidated statements of operations.

Noncontrolling Interests
Chesapeake Granite Wash Trust. We own 23,750,000 common units in the Chesapeake Granite Wash Trust (the Trust) representing a 51% beneficial interest. We have determined that the Trust is a VIE and that we are the primary beneficiary. As a result, the Trust is included in our consolidated financial statements. As of December 31, 2018 and 2017, we had $41 million and $44 million, respectively, of noncontrolling interests on our consolidated balance sheets attributable to the Trust. Net income attributable to the Trust’s noncontrolling interest was $2 million, $3 million and $3 million for the years ended December 31, 2018, 2017 and 2016, respectively.
The Trust’s legal existence is separate from Chesapeake and our other consolidated subsidiaries, and the Trust is not a guarantor of any of Chesapeake’s debt. The creditors or beneficial holders of the Trust have no recourse to the general credit of Chesapeake. We have presented parenthetically on the face of the consolidated balance sheets the assets of the Trust that can be used only to settle obligations of the Trust and the liabilities of the Trust for which creditors do not have recourse to the general credit of Chesapeake.